Fair Value Measurements (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value	¥ 6,849,189	¥ 6,747,346	¥ 5,753,061
Liabilities measured at fair value	6,633,228	6,806,724
Impairment loss, assets measured on nonrecurring basis	0	0	24,289
Impairment loss on long-lived assets	¥ 0	0	63,211
Bell Epoque Trademark [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment of Intangible Assets (Excluding Goodwill)			38,922
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Percentage of weighted average cost of capital	11.30%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Percentage of weighted average cost of capital	21.00%
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment loss, leasehold improvements			3,165
Impairment loss, right-of-use asset - operating lease			20,979
Impairment loss, trademark			38,922
Impairment loss, reacquired franchise rights			145
Impairment loss, assets measured on nonrecurring basis			63,211
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Leasehold improvements	¥ 349,244	353,425	359,376
Right-of-use asset - operating lease	2,089,402	1,955,354	1,824,095
Trademark	121,308	137,351	153,458
Reacquired franchise rights			8,639
Assets measured at fair value	¥ 2,559,954	¥ 2,446,130	¥ 2,345,568